REGULATORY FEES	12 Months Ended
Dec. 31, 2023
REGULATORY FEES
REGULATORY FEES

NOTE 25 — REGULATORY FEES

	12/31/2023	12/31/2022
Current
Research and Development - R&D and Energy Efficiency - EE	461,631	583,855
RGR Quota	47,293	223,120
Compensation for the Use of Water Resources	120,274	122,029
CDE Quota	80,057	28,448
PROINFA Quota	37,786	23,753
Electricity Service Inspection Fee	18,578	15,405
	765,619	996,610
Non-current
Research and Development - R&D and Energy Efficiency - EE	432,322	464,330
RGR Quota	19	28
	432,341	464,358
	1,197,960	1,460,968

25.1 – Research and Development – R&D and Energy Efficiency – EE

Electric energy concessionaires are required to invest, annually, at least, 1% of their adjusted net operating revenue, in research and development projects and the energy efficiency program of the electric sector, pursuant to Law No. 9,991, July 24, 2000.

25.2 - Global Reversal Reserve – RGR

The contribution to the formation of the RGR is the responsibility of concessionaires of public electric energy service, through a quota called Reversion and Expropriation of Electric Energy Services, of up to 2.5% of the value of the investments of the concessionaires and permit holders, limited to 3% of annual revenue. The value of the quota is computed as a component of the service cost of the concessionaires. Transmitters bidding as of September 12, 2012 and transmitters and generators that had their concessions extended pursuant to law No. 12,783 / 2013, are released from the payment of this charge.

25.3 - Financial Compensation for the Use of Water Resources – CFURH

Financial compensation for the use of water resources for electricity generation purposes was instituted by the Federal Constitution of 1988 and it is 6.75% that hydroelectric generation concessionaires pay for the use of water resources.

Accounting Policy

The Company recognizes as obligations to collect sectoral charges calculated based on gross revenue for the financial period, in accordance with the percentages established by the laws. In the income statement, sector charges are presented in net revenue as reductions in gross revenue.